Reporting entity	12 Months Ended
Dec. 31, 2024
Disclosure of reporting entity [Abstract]
Reporting entity
1.	Reporting entity
Shinhan Financial Group Co., Ltd., the controlling company, and its subsidiaries included in consolidation (collectively the “Group”) are summarized as follows:

(a)	Controlling company
Shinhan Financial Group Co., Ltd. (the “Shinhan Financial Group” or the “Company”), the controlling company, is incorporated on September 1, 2001 for the main purposes of controlling, managing and funding Shinhan Bank, Shinhan Securities Co., Ltd., Shinhan Capital Co., Ltd. and Shinhan BNP Asset Management Co., Ltd. by way of share transfers. The total capital stock amounted to
~~W~~
1,461,721 million. Also, Shinhan Financial Group’s shares have been listed on the Korea Exchange since September 10, 2001 and Shinhan Financial Group’s American Depositary Shares have been registered with the Securities and Exchange Commission (SEC) and listed on the New York Stock Exchange since September 16, 2003.

(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2023 and 2024 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2023	2024
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Securities Co., Ltd.	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank	”	”	75.3	75.3
”	Shinhan Asset Management Co., Ltd.	”	”	100.0	100.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Shinhan Asset Trust Co., Ltd.	”	”	100.0	100.0
”	Shinhan Fund Partners Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan AI Co., Ltd. (*2)	”	”	100.0	—
”	Shinhan Venture Investment Co., Ltd.	”	”	100.0	100.0
”	Shinhan EZ General Insurance Co., Ltd.	”	”	85.1	85.1
Shinhan Bank	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Bank Cambodia	Cambodia	”	97.5	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	”	100.0	100.0

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2023	2024
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd.	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
Shinhan Bank Japan	SBJDNX	Japan	”	100.0	100.0
Shinhan Card Co., Ltd.	Shinhan Credit Information Co., Ltd.	Korea	December 31	100.0	100.0
”	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	75.0
”	PT. Shinhan Indo Finance	Indonesia	”	76.3	76.3
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
”	Shinhan Vietnam Finance Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Securities Co., Ltd.	Shinhan Securities America Inc.	USA	”	100.0	100.0
”	Shinhan Securities Asia Ltd.	Hong Kong	”	100.0	100.0
”	SHINHAN SECURITIES VIETNAM CO., LTD.	Vietnam	”	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
PT Shinhan Sekuritas Indonesia	PT. Shinhan Asset Management Indonesia (*3)	Indonesia	”	75.0	—
Shinhan Life Insurance Co., Ltd.	Shinhan Financial Plus Co., Ltd.	Korea	”	100.0	100.0
”	Shinhan LifeCare Co., Ltd.	”	”	100.0	100.0
”	Shinhan Life Insurance Vietnam Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Asset Management Co., Ltd.	SHINHAN ASSET MGT HK, LIMITED (*4)	Hong Kong	”	100.0	—
Shinhan DS	SHINHAN DS VIETNAM CO., LTD.	Vietnam	”	100.0	100.0

(*1)	Subsidiaries such as trust, beneficiary certificate, special purpose company, partnerships and private equity fund which are not actually operating their own business are excluded.
(*2)	The major assets were sold to Shinhan Bank in January 2024, and the liquidation process was completed after the distribution of remaining assets on July 15, 2024.
(*3)	As of August 30, the entire stock was sold, and it was excluded from the consolidated subsidiaries.
(*4)	Due to a decline in ownership interest for the year ended December 31, 2024, control was lost, and it was excluded from consolidation.

(c)	Consolidated structured entities
Consolidated structured entities are as follows:

Category	Consolidated structured entities	Description

Trust	Shinhan Bank (including development trust) and 17 others	A trust is consolidated when the Group as a trustee is exposed to significant variable returns, if principle or interest amounts of the entrusted properties falls below guaranteed amount, the Group should compensate it, and the Group has the ability to affect those returns.

Asset-Backed Securitization	Tiger Eyes 3 Co., Ltd. and 181 others	An entity for asset backed securitization is consolidated when the Group has sole decision-making authority to dispose assets or change the conditions of the assets, and the Group is substantially exposed to, or has rights to significant variable returns by providing credit enhancement and purchases of subordinated securities.

Structured Financing	—	An entity established for structured financing relating to real estate, shipping, or mergers and acquisitions is consolidated, when the Group has the greatest credit to the entity, has sole decision-making authority of these Entities due to the entities default, and is substantially exposed to, or has rights to significant variable returns.

Investment Fund	One Shinhan Future’s Fund and 171 others	An investment fund is consolidated, when the Group manages or invests assets of the investment funds on behalf of other investors as a collective investor or a business executive, or has the ability to dismiss the manager of the investment funds, and is substantially exposed to, or has rights to, the significant variable returns.
(*)	The Group provides ABCP purchase agreements and others of ~~W~~ 6,903,822 million for the purpose of credit enhancement of structured companies.